Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Licenses	Activity related to UScellular's Licenses is presented below.

	2020	2019
(Dollars in millions)
Balance at beginning of year	$2,471	$2,186
Acquisitions	171	267
Divestitures	(18)	(10)
Exchanges - Licenses received	—	26
Capitalized interest	5	2
Balance at end of year	$2,629	$2,471